Towd Point Mortgage Trust 2025-HE2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2025-HE2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

Investor Loan ID	Reporting Group	TPR firm reviewed
101	A	AMC
542	A	AMC
1146	A	AMC
1311	A	AMC
514	A	AMC
137	A	AMC
1105	A	AMC
1086	A	AMC
1352	A	AMC
37	A	AMC
579	A	AMC
1199	A	AMC
1329	A	AMC
774	A	AMC
418	A	AMC
194	A	AMC
286	A	AMC
849	A	AMC
412	A	AMC
1271	A	AMC
1284	A	AMC
1190	A	AMC
801	A	AMC
250	A	AMC
1407	A	AMC
675	A	AMC
1328	A	AMC
1231	A	AMC
1354	A	AMC
372	A	AMC
292	A	AMC
964	A	AMC

Investor Loan ID	Reporting Group	TPR firm reviewed
1322	A	AMC
1025	A	AMC
845	A	AMC
541	A	AMC
786	A	AMC
871	A	AMC
657	A	AMC
1402	A	AMC
591	A	AMC
683	A	AMC
1301	A	AMC
582	A	AMC
852	A	AMC
933	A	AMC
1431	A	AMC
1113	A	AMC
134	A	AMC
269	A	AMC
505	A	AMC
1026	A	AMC
1326	A	AMC
1924	B	AMC
1542	B	AMC
1773	B	AMC
1701	B	AMC
1888	B	AMC
1606	B	AMC
1990	B	AMC
2006	B	AMC
1723	B	AMC
1882	B	AMC
1735	B	AMC
2014	B	AMC
1713	B	AMC
1864	B	AMC
1832	B	AMC
2042	B	AMC